Principal Variable Contracts Funds, Inc.
Supplement dated June 17, 2024
to the Statement of Additional Information dated May 1, 2024
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On June 12, 2024, Fritz Hirsch retired as an Independent Board Member effective immediately. As such, delete all references to Mr. Hirsch from the Statement of Additional Information.
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